Commitments (Details)			2 Months Ended	9 Months Ended
	Mar. 02, 2021 USD ($) Day shares	Feb. 03, 2021 shares	Dec. 31, 2020 USD ($) Day shares	Sep. 30, 2021 USD ($)	Feb. 25, 2021 $ / Demand
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable				$ 11,068,750
Mcap Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities	3		3		3
Number of units sold | shares	31,625,000
Number of days granted options to purchase underwriter	45 days
Percentage of cash underwriting discount	(2.00%)		(2.00%)	2.00%
Underwriter cash discount	$ 6,325,000			$ 6,325,000
Deferred underwriting fees (as a percent)	(3.50%)		(3.50%)	3.50%
Deferred underwriting fee payable	$ 11,068,750			$ 11,068,750
Over-Allotment Option [Member] | Mcap Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	4,125,000		31,625,000
Number of days granted options to purchase underwriter	45 days		45 days
Underwriter cash discount			$ 6,325,000
Deferred underwriting fee payable			$ 11,068,750
IPO [Member] | Mcap Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	31,625,000	31,625,000	27,500,000
Underwriter cash discount			$ 5,500,000
Deferred underwriting fee payable			$ 9,625,000
Over Allotments And Offering Price [Member] | Mcap Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares			4,125,000